Summary of Changes in Redeemable Noncontrolling Interest (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of year	¥ 14,869
Acquisition of new subsidiary		¥ 14,869
Comprehensive income
Net income	718
Other comprehensive income (loss) foreign currency translation adjustment, net of applicable taxes	2
Balance at end of year	¥ 15,589	¥ 14,869